Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
EQUITY

NOTE 21 – EQUITY

a.	Capital

As of December 31, 2022, and 2021 the Bank had 188,446,126,794 shares outstanding, all of which are subscribed for and paid in full, amounting to Ch$ 891,303 million. All shares have the same rights and have no preferences or restrictions.

The activity with respect to shares during 2022, 2021 and 2020 was as follows:

	SHARES As of December 31,
	2022	2021	2020

Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794

As of December 31, 2022, 2021 and 2020 the Bank does not have any of its own shares in treasury, nor do any of the consolidated companies.

As of December 31, 2022, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	19,845,850,871	19,845,850,871	10.53
Banks on behalf of third parties	16,841,385,216	-	16,841,385,216	8.94
Pension funds (AFP) on behalf of third parties	13,742,809,166	-	13,742,809,166	7.29
Stock brokers on behalf of third parties	6,122,497,451	-	6,122,497,451	3.25
Other minority holders	5,300,582,822	-	5,300,582,822	2.81
Total	168,600,275,923	19,845,850,871	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2021, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	20,710,338,871	20,710,338,871	10.99
Banks on behalf of third parties	17,318,500,798	-	17,318,500,798	9.19
Pension funds (AFP) on behalf of third parties	11,949,134,854	-	11,949,134,854	6.34
Stock brokers on behalf of third parties	5,870,596,720	-	5,870,596,720	3.12
Other minority holders	6,004,554,283	-	6,004,554,283	3.18
Total	167,735,787,923	20,710,338,871	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

As of December 31, 2020, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding

Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46
Teatinos Siglo XXI Inversiones Limitada	59,770,481,573	-	59,770,481,573	31.72
The Bank New York Mellon	-	22,450,671,671	22,450,671,671	11.91
Banks on behalf of third parties	15,925,407,468	-	15,925,407,468	8.45
Pension funds (AFP) on behalf of third parties	9,929,343,874	-	9,929,343,874	5.27
Stock brokers on behalf of third parties	6,892,162,980	-	6,892,162,980	3.66
Other minority holders	6,655,539,533	-	6,655,539,533	3.53
Total	165,995,455,123	22,450,671,671	188,446,126,794	100.00

(*)	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.

b.	Dividends

The distribution of dividends is detailed in the Consolidated Statements of Changes in Equity.

c.	As of December 31, 2022, 2021 and 2020 the basic and diluted earnings per share were as follows:

	As of December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	792,276	845,645	547,614
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	4.204	4.487	2.906
Basic earnings per share from continuing operations (in Ch$)	4.204	4.487	2.906
Basic earnings per share from discontinued operations (in Ch$)	-	-	-

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	792,276	845,645	547,614
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	4.204	4.487	2.906
Diluted earnings per share from continuing operations (in Ch$)	4.204	4.487	2.906
Diluted earnings per share from discontinued operations (in Ch$)	-	-	-

As of December 31, 2022, 2021 and 2020 the Bank does not own instruments with dilutive effects.

d.	Other comprehensive income from available for sale investments and cash flow hedges:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$

Debt instruments at FVOCI
As of January 1,	(112,223)	102,855	29,184
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	23,004	(233,109)	30,062
Recycling from other comprehensive income to income for the year	(20,173)	18,031	43,609
Subtotals	2,831	(215,078)	73,671
Total	(109,392)	(112,223)	102,855

Cash flow hedges
As of January 1,	(373,581)	(136,765)	(40,435)
Gains (losses) on the re-measurement of cash flow hedges, before tax	298,029	(211,122)	(93,182)
Recycling adjustments on cash flow hedges, before tax	(43,286)	(25,694)	(3,148)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	254,743	(236,816)	(96,330)
Total	(118,838)	(373,581)	(136,765)

Other comprehensive income, before taxes	(228,230)	(485,804)	(33,910)

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	29,536	31,650	(27,464)
Income tax relating to cash flow hedges	32,086	100,867	36,927
Total	61,622	132,517	9,463

Other comprehensive income, net of tax	(166,608)	(353,287)	(24,447)
Attributable to:
Shareholders of the Bank	(167,147)	(353,849)	(25,293)
Non-controlling interest	539	562	846

The Bank expects that the results included in “Other comprehensive income” will be reclassified to profit or loss when the specific conditions have been met.

e.	Other equity instruments issued other than capital

As of December 31, 2022 and 2021 the balance of the perpetual bonds was as follow:

	As of December 31,
	2022	2021
	MCh$	MCh$

Perpetual bond	590,247	598,136
Totals	590,247	598,136

The perpetual bonds were issued on October 2021.

Debts classified as current are either demand obligations or will mature in one year or less. All other debts are classified as non-current. The Bank’s debts, both current and non-current, are summarised below:

	As of December 31, 2022			As of December 31, 2021
	Current	Non-current	Total	Current	Non-current	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Perpetual bonds	-	590,247	590,247	-	598,136	598,136
Total	-	590,247	590,247	-	598,136	598,136

The detail of perpetual bonds is as follows:

	As of December 31,
	2022	2021
	MCh$	MCh$

US$ Bonds	590,247	598,136
Total	590,247	598,136

The terms of the perpetual bonds were as follows:

Series	Currency	Amount	Terms (years)	Interest Rate (Annual)	Issuance date	Principal Amount USD	Maturity date
AT1 Bond	USD	700,000,000	-	4.63	10-21-2021	700,000,000	-
Total USD		700,000,000				700,000,000

During 2022 and 2021, no partial bond repurchases have been made.

The movement of the balance of regulatory capital financial instruments issued as of December 31, 2022 and 2021, is as follows:

	2022	2021
	MCh$	MCh$
Balances as of January 01,	598,136	-
New issuances	-	564,356
Interest rate and fx exchange	(7,889)	33,780
Balances as of December 31,	590,247	598,136